IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Sep. 30, 2015
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

20.IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Troubled Debt Restructurings by a Creditor.  In January 2014, the FASB issued ASU 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.  The ASU requires companies to disclose the amount of foreclosed residential real estate property held and the recorded investment in consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process according to local requirements of the applicable jurisdiction. The ASU also defines when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan and thus when a loan is transferred to foreclosed property. The ASU is effective for interim and annual periods beginning January 1, 2015. The adoption is not expected to have a significant effect on the Company’s consolidated financial statements. In addition, the FASB issued ASU 2014-14, “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure,” in August 2014. The ASU provides guidance on how to classify and measure foreclosed loans that are government-guaranteed. The objective of the ASU is to reduce diversity in practice by addressing the classification of foreclosed mortgage loans that are fully or partially guaranteed under government programs. These disclosures are required in interim and annual periods beginning January 1, 2015. The adoption did not have a significant effect on the Company’s consolidated financial statements.

Revenue from Contracts with Customers.  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers.  The ASU supersedes revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance in the FASB ASC. The ASU requires an entity to recognize revenue that depicts the transfer of promised goods or services to customers in an amount reflecting the consideration the entity expects to receive in exchange for those goods or services. The ASU identifies specific steps that entities should apply to achieve this principle. The ASU is effective for interim and annual periods beginning January 1, 2017 and must be applied retrospectively. The Company is in the process of evaluating the impact of this ASU on its consolidated financial statements.

Transfers and Servicing. In June 2014, the FASB issued ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The ASU requires repurchase-to-maturity transactions and repurchase agreements that are part of financing arrangements to be accounted for as secured borrowings. The ASU also requires additional disclosures for certain transfers accounted for as sales. The accounting changes and the disclosures for sales are required to be presented in interim and annual periods beginning January 1, 2015. The ASU also requires disclosures about types of collateral, contractual tenor and potential risks for transactions accounted for as secured borrowings. These disclosures are required in interim and annual periods beginning April 1, 2015. The adoption did not have a significant effect on the Company’s consolidated financial statements.

Stock Compensation.  In June 2014, the FASB issued ASU 2014-12, Compensation — Stock Compensation.  The ASU requires performance targets contained in stock-based compensation plans that affect vesting and that could be achieved after the requisite service period to be treated as performance conditions.  The ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015.  The adoption is not expected to have a significant effect on the Company’s consolidated financial statements.

Presentation of Financial Statements - Going Concern Uncertainties.  In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. Financial reporting under this presumption is commonly referred to as the going concern basis of accounting. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. The amendments are effective for interim and annual periods ending after December 15, 2016. The adoption is not expected to have a significant effect on the Company’s consolidated financial statements.